Relationship with DuPont and Related Entities	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Relationship with DuPont and Related Entities
Note 4. Relationship with DuPont and Related Entities
Prior to the spin-off, Chemours was managed and operated in the normal course of business with other affiliates of DuPont. Accordingly, certain shared costs were allocated to Chemours and reflected as expenses in the stand-alone Consolidated Financial Statements. Management of DuPont and Chemours considered the allocation methodologies used to be reasonable and appropriate reflections of the historical DuPont expenses attributable to Chemours for purposes of the stand-alone financial statements. The expenses reflected in the Consolidated Financial Statements may not be indicative of expenses that will be incurred by Chemours in the future.
Subsequent to July 1, 2015, DuPont was no longer a related party of Chemours. Chemours’ ongoing relationship with DuPont is governed by a separation agreement and other agreements with DuPont related to the spin-off, including an employee matters agreement, a tax matters agreement, a transition services agreement and an intellectual property cross-license agreement. These agreements provided for the allocation of various assets, liabilities, rights and obligations, and include arrangements for transition services to be provided by DuPont to Chemours.

(a)
Related Party Sales

Prior to the spin-off, including certain periods covered by the Consolidated Financial Statements, Chemours sold finished goods to DuPont and its non-Chemours businesses.
Related party sales to DuPont include the following amounts:
	Year Ended December 31,
Selling Segment	2015	2014	2013
Titanium Technologies	$2(1)	$—	$6
Fluoroproducts	34(1)	45	37
Chemical Solutions	21(1)	65	78
Total	$57	$110	$121

(1)
Subsequent to the spin-off on July 1, 2015, transactions with DuPont businesses were not considered related party transactions.

(b)
Leveraged Services and Corporate Costs

Prior to the spin-off on July 1, 2015, DuPont incurred significant corporate costs for services provided to Chemours as well as other DuPont businesses. These costs included expenses for information systems, accounting, other financial services such as treasury and audit, purchasing, human resources, legal, facilities, engineering, corporate research and development, corporate stewardship, marketing and business analysis support.
A portion of these costs benefited multiple or all DuPont businesses, including Chemours, and were allocated to Chemours and its reportable segments using methods based on proportionate formulas involving total costs or other various allocation methods that management considered consistent and reasonable. Other Chemours corporate costs are not allocated to the reportable segments and are reported in Corporate and Other.
The allocated leveraged functional service expenses and general corporate expenses included in the Consolidated Statements of Operations were $238 (through June 30, 2015), $492 and $519 for the years ended December 31, 2015, 2014 and 2013, respectively. Allocated leveraged functional service expenses and general corporate expenses were recorded in the Consolidated Statements of Operations within the following captions:
	Year Ended December 31,
	2015	2014	2013
Selling, general and administrative expense	$205(1)	$411	$436
Research and development expense	10(1)	49	50
Cost of goods sold	23(1)	32	33
Total	$238	$492	$519

(1)
Subsequent to the spin-off on July 1, 2015, transactions with DuPont businesses were not considered related party transactions. Accordingly, no costs were allocated after the July 1, 2015 spin-off date.

(c)
Cash Management and Financing

For a portion of the periods presented, Chemours participated in DuPont’s centralized cash management and financing programs. Disbursements were made through centralized accounts payable systems which were operated by DuPont. Cash receipts were transferred to centralized accounts, also maintained by DuPont. As cash was disbursed and received by DuPont, it was accounted for by Chemours through DuPont Company Net Investment.
The separation-related agreements set forth a process to true-up cash and working capital transferred to us from DuPont at separation. In January 2016, Chemours and DuPont entered into an agreement, contingent upon the credit agreement amendment (described in Note 18), which provided for the extinguishment of payment obligations of cash and working capital true-ups previously contemplated in the separation-relatedagreements. As a result, Chemours was not required to make any payments to DuPont, nor did DuPont make any payments to Chemours. In addition, the agreement set forth an advance payment of approximately $190, which was paid to Chemours in February 2016, for certain specified goods and services that Chemours expects to provide to DuPont over the next twelve to fifteen months under existing agreements with Chemours.
(d) Tax Matters Agreement
Chemours and DuPont entered into a tax matters agreement that governs the parties’ respective rights, responsibilities and obligations with respect to tax liabilities and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings and other matters regarding taxes. In general, under the agreement, DuPont is responsible for any U.S. federal, state and local taxes (and any related interest, penalties or audit adjustments) reportable on a consolidated, combined or unitary return that includes DuPont or any of its subsidiaries and Chemours and/or any of its subsidiaries for any periods or portions thereof ending on or prior to the date of the separation and Chemours is responsible for any U.S. federal, state, local and foreign taxes (and any related interest, penalties or audit adjustments) that are imposed on Chemours and/or any of its subsidiaries for all tax periods, whether before or after the date of the distribution.